Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series E Preferred Stock	Series E Preferred Stock	Common Stock	Treasury stock	Additional Paid In Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Subscription Receivable	Total
Balance at Dec. 31, 2019			$ 3,059	$ (367,174)	$ 36,391,819	$ (44,580,437)		$ (5,995)		$ (8,558,728)
Balance (in Shares) at Dec. 31, 2019			3,059,646	(53,283)
Shares issued with notes payable			$ 60		243,685					243,745
Shares issued with notes payable (in Shares)			59,774
Stock based compensation			$ 170		5,743,970					5,744,140
Stock based compensation (in Shares)			169,800
Conversion of warrants to stock			$ 7		(4,236)					(4,229)
Conversion of warrants to stock (in Shares)			7,239
Conversion of options to stock			$ 229		1,116,802					1,117,031
Conversion of options to stock (in Shares)			229,491
Shares issued to settle vendor liabilities			$ 24		235,607					235,631
Shares issued to settle vendor liabilities (in Shares)			23,565
Stock warrants issued with note payable					1,078,501					1,078,501
Cancellation of Treasury stock			$ (50)	$ 374,184	(374,134)
Cancellation of Treasury stock (in Shares)			(50,650)	54,343
Purchase of treasury stock				$ (69,416)						(69,416)
Purchase of treasury stock (in Shares)				(6,717)
Recognition of intrinsic value of beneficial conversion features – convertible notes					3,099,837					3,099,837
Cash received for common stock and warrants			$ 1,725		7,028,355					7,030,080
Cash received for common stock and warrants (in Shares)			1,725,000
Cash received for preferred series E and warrants	$ 8				6,710,417				(40,000)	6,670,425
Cash received for preferred series E and warrants (in Shares)	7,738
Common stock issued upon conversion of notes payable			$ 769		3,182,898					3,183,667
Common stock issued upon conversion of notes payable (in Shares)			768,225
Common stock and warrants issued upon extinguishment of notes payable			$ 2,744		9,915,790					9,918,534
Common stock and warrants issued upon extinguishment of notes payable (in Shares)			2,744,288
Foreign currency translation adjustments								(31,239)		(31,239)
Dividends					3,135,702	(3,135,702)
Net loss for the year months ended December 31, 2021						(24,212,783)				(24,212,783)
Balance at Dec. 31, 2020	$ 8	$ 8	$ 8,737	$ (62,406)	77,505,013	(71,928,922)		(37,234)	(40,000)	5,445,196
Balance (in Shares) at Dec. 31, 2020	7,738		8,736,378	(5,657)
Stock based compensation			$ 201		3,410,380					3,410,581
Stock based compensation (in Shares)			201,311
Shares issued for prepaid services			$ 50		226,450					226,500
Shares issued for prepaid services (in Shares)			50,000
Shares issued to settle vendor liabilities			$ 45		181,341					181,386
Shares issued to settle vendor liabilities (in Shares)			44,895
Stock warrants issued with note payable					1,601,451					1,601,451
Cash received for common stock and warrants			$ 750		2,212,750					2,213,500
Cash received for common stock and warrants (in Shares)			750,000
Cash received for preferred series E and warrants					(4,225)				40,000	35,775
Cash received for preferred series E and warrants (in Shares)	40
Common stock issued upon conversion of notes payable			$ 121		316,699					316,820
Common stock issued upon conversion of notes payable (in Shares)			120,959
Exercise of warrants to stock			$ 321		1,272,350					1,272,671
Exercise of warrants to stock (in Shares)			320,693
Conversion of preferred series E to stock		(7)	$ 1,633		(1,626)
Conversion of preferred series E to stock (in Shares)	(6,730)		1,633,439
Foreign currency translation adjustments								(7,863)		(7,863)
Non-controlling interest in consolidated subsidiary from acquisition							56,865			56,865
Dividends					410,750	(410,750)
Net loss for the year months ended December 31, 2021						(15,205,281)	(432)			(15,205,713)
Balance at Jun. 30, 2021	$ 1	1	$ 11,858	$ (62,406)	87,131,333	(87,544,953)	56,433	(45,097)		(452,831)
Balance (in Shares) at Jun. 30, 2021	1,048		11,857,675	(5,657)
Balance at Dec. 31, 2020	$ 8	8	$ 8,737	$ (62,406)	77,505,013	(71,928,922)		(37,234)	(40,000)	5,445,196
Balance (in Shares) at Dec. 31, 2020	7,738		8,736,378	(5,657)
Stock based compensation			$ 388		9,446,687					9,447,075
Stock based compensation (in Shares)			388,411
Shares issued for prepaid services			$ 50		226,450					226,500
Shares issued for prepaid services (in Shares)			50,000
Shares issued to settle vendor liabilities			$ 295		791,091					791,386
Shares issued to settle vendor liabilities (in Shares)			294,895
Stock warrants issued with note payable					1,665,682					1,665,682
Shares issued for acquisition			$ 388		1,217,828		1,967,446			3,185,662
Shares issued for acquisition (in Shares)			387,847
Cash received for common stock and warrants			$ 1,687		5,665,263					5,666,950
Cash received for common stock and warrants (in Shares)			1,687,500
Cash received for preferred series E and warrants					(4,225)				40,000	35,775
Cash received for preferred series E and warrants (in Shares)	40
Common stock issued upon conversion of notes payable			$ 1,129		5,155,865					5,156,994
Common stock issued upon conversion of notes payable (in Shares)			1,128,999
Exercise of warrants to stock			$ 2,251		9,484,972					9,487,223
Exercise of warrants to stock (in Shares)			2,250,691
Conversion of preferred series E to stock	$ (8)		$ 1,766		(1,758)
Conversion of preferred series E to stock (in Shares)	(7,278)		1,766,449
Foreign currency translation adjustments								(41,038)		(41,038)
Dividends					410,750	(410,750)
Net loss for the year months ended December 31, 2021						(37,292,902)	(86,251)			(37,379,153)
Balance at Dec. 31, 2021			$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500		16,691,170	(5,657)
Balance at Mar. 31, 2021	$ 1		$ 10,925	$ (62,406)	80,633,380	(78,572,159)		(44,545)		1,965,196
Balance (in Shares) at Mar. 31, 2021	1,088		10,925,026	(5,657)
Stock based compensation			$ 89		2,064,575					2,064,664
Stock based compensation (in Shares)			89,050
Conversion of warrants to stock			$ 18		(18)
Conversion of warrants to stock (in Shares)			18,259
Shares issued for prepaid services			$ 10		34,490					34,500
Shares issued for prepaid services (in Shares)			10,000
Stock warrants issued with note payable					1,601,452					1,601,452
Cash received for common stock and warrants			$ 750		2,212,750					2,213,500
Cash received for common stock and warrants (in Shares)			750,000
Common stock issued upon conversion of notes payable			$ 56		173,964					174,020
Common stock issued upon conversion of notes payable (in Shares)			55,631
Conversion of preferred series E to stock			$ 10		(10)
Conversion of preferred series E to stock (in Shares)	(40)		9,709
Foreign currency translation adjustments								(552)		(552)
Non-controlling interest in consolidated subsidiary from acquisition							56,865			56,865
Dividends					410,750	(410,750)
Net loss for the year months ended December 31, 2021						(8,562,044)	(432)			(8,562,476)
Balance at Jun. 30, 2021	$ 1	$ 1	$ 11,858	$ (62,406)	87,131,333	(87,544,953)	56,433	(45,097)		(452,831)
Balance (in Shares) at Jun. 30, 2021	1,048		11,857,675	(5,657)
Balance at Dec. 31, 2021			$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500		16,691,170	(5,657)
Stock based compensation			$ 308		3,254,456					3,254,764
Stock based compensation (in Shares)			307,920
Shares issued for prepaid services			$ 100		106,100					106,200
Shares issued for prepaid services (in Shares)			100,000
Stock warrants issued with note payable					1,895,390					1,895,390
Cash received for common stock and warrants			$ 3,046		4,994,254					4,997,300
Cash received for common stock and warrants (in Shares)			3,046,314
Common stock issued upon conversion of notes payable			$ 110		173,346					173,456
Common stock issued upon conversion of notes payable (in Shares)			109,435
Foreign currency translation adjustments								(29,609)		(29,609)
Dividends					81,728	(81,728)
Net loss for the year months ended December 31, 2021						(14,600,228)	(985,758)			(15,585,986)
Balance at Jun. 30, 2022			$ 20,255	$ (62,406)	122,068,892	(124,314,530)	895,437	(107,881)		(1,500,233)
Balance (in Shares) at Jun. 30, 2022	500		20,254,839	(5,657)
Balance at Mar. 31, 2022			$ 19,915	$ (62,406)	117,949,487	(115,977,464)	1,263,309	(83,222)		3,109,619
Balance (in Shares) at Mar. 31, 2022	500		19,915,090	(5,657)
Stock based compensation			$ 290		2,186,865					2,187,155
Stock based compensation (in Shares)			289,749
Shares issued for prepaid services			$ 50		37,150					37,200
Shares issued for prepaid services (in Shares)			50,000
Stock warrants issued with note payable					1,895,390					1,895,390
Foreign currency translation adjustments								(24,659)		(24,659)
Net loss for the year months ended December 31, 2021						(8,337,066)	(367,872)			(8,704,938)
Balance at Jun. 30, 2022			$ 20,255	$ (62,406)	$ 122,068,892	$ (124,314,530)	$ 895,437	$ (107,881)		$ (1,500,233)
Balance (in Shares) at Jun. 30, 2022	500		20,254,839	(5,657)